Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Mar. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Deferred financing fees on revolving facility	$ 2.5
Deferred financing fees on term loan	3.3
Original issue discount	2.2
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Underwriting commission	$ 7.2